SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, all its wholly owned and majority owned subsidiaries and the VIE in which the Group is deemed to be the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Variable interest entity

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.

The VIE generated limited net revenues from providing services to primarily PRC state-owned entities which are not permitted to receive certain services from foreign owned entities such as the Company and iSoftStone WFOE.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, income taxes, collectability of accounts receivable, impairment of goodwill, estimated useful lives and impairment of property and equipment and intangible assets, contingent consideration in relation to business combinations and share-based compensation.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Restricted cash

Restricted cash represents the security deposits with certain Chinese banks who issue bank accepted drafts for the purpose of settlement of trading purchases with the Company’s suppliers. The restriction normally lasts for a period of three to six months.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

The Group’s financial instruments mainly include cash and cash equivalents, restricted cash, accounts receivable, accounts payable, amounts due from/and to related parties, short term borrowings, long term borrowings, long term investments, contingent consideration payable in connection with business acquisitions, and convertible notes.

The carrying values of cash and cash equivalent, restricted cash, accounts receivable, accounts payable, and amounts due from/and to related parties approximate their fair values due to short-term maturities.

The carrying amounts of short term and long term borrowings approximate their fair values as the borrowings bear variable interest rates which approximate the market interest rate.

Estimate of fair value of cost of equity method investments are not readily available.

Contingent consideration payable in connection with business acquisitions and return rate reset and conversion right derivatives embedded in the convertible notes were carried at fair value.

Allowance for doubtful accounts

Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of clients and generally do not require collateral or other security from their clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients.

Property and equipment, net

Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Building	45 - 48 years
Computers and software	3 - 5 years
Furniture and office equipment	5 - 17 years
Motor vehicles	5 years
Leasehold improvements	the shorter of lease terms or the estimated useful lives

Depreciation and amortization of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Land use right

All land in the PRC is owned by the PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use right is stated at cost less accumulated amortization and any recognized impairment loss. Amortization is provided on a straight-line basis over the term of the land use right.

Long term investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies over which the Group has no ability to exercise significant influence, nor has a controlling interest are accounted for using the cost method. No significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee less than 20% are considered in determining whether the cost method of accounting is appropriate.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Business combination

Business combinations are recorded using the purchase method of accounting.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Group had estimated the fair value as of the date of acquisition based on the closing market price of the shares of the company.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date, and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Acquired intangible assets with finite lives

The Group measured the fair value of the purchased intangible assets arising from acquisitions using the “cost”, “income approach-excess earnings” and “with & without” valuation method. In performing the purchase price allocation, the Group considered, among other factors, forecast financial performance of the acquired business, market performance, and the market potential of the acquired business. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

Customer base and part of software copyright is amortized using the estimated attrition pattern of the acquired intangible assets. The weighted average amortization period in total is 4.5 years. Contract backlog, non-compete agreements, trademark, software copyright, core technology and product technology are amortized using the straight-line method over the following estimated economic lives:

Customer base	1.8 - 6 years
Contract backlog	0.3 - 1.3 years
Non-compete agreements	3 - 5 years
Trademark	4.4 years
Software copyright	1 - 5 years
Core technology	6 years
Product technology	5 years

Impairment of long-lived assets with finite lives

The Group evaluates its long-lived assets or asset group including intangibles with definite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

There were no impairment losses during the years ended December 31, 2011, 2012 and 2013.

Goodwill and impairment of goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement in 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill in 2011, 2012 and 2013.

Research and development expenses

Research and development costs are expensed as incurred unless technical and commercial feasibility of the project is demonstrated, future economic benefits are probable. To date, costs incurred after technological feasibility was established and prior to completion of software development have not been material, and accordingly, the Group has expensed all research and development expenses when incurred.

Revenue recognition

The Group provides a comprehensive range of IT services and solutions, categorized into three business lines: (i) IT services; (ii) Consulting and Solution services; and (iii) BPO services. The rights to software developed by the Group on behalf of its clients belong to the clients and the Group does not have the option to acquire such rights from its clients. The Group provided services on a time-and-expense basis, fixed-price basis or, with respect to some BPO services, on a volume basis.

Revenue is considered realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured.

Time-and-expense basis contracts

Revenues from time-and-expense basis contracts are recognized as the related services are rendered assuming all other basic revenue recognition criteria are met. Under time-and-expense basis contracts, the Group is reimbursed for actual hours incurred at pre-agreed negotiated hourly billing rates. Clients may terminate the contracts at any time before the work is completed but are obligated to pay the actual service hours incurred through the termination date at the contract billing rate. Net revenues recognized for time-and-expense basis contracts totaled $107,261, $142,474 and $160,884 for the years ended December 31, 2011, 2012 and 2013, respectively.

Fixed-price basis contracts

Revenues from fixed-price basis contracts require the Group to perform services throughout the contractual period, which are generally less than two years. Revenues from this type of arrangements are generally recognized using the proportional performance method based on the proportion of direct labor costs incurred to the budgeted direct labor costs. The Group recognizes cost of revenues for labor and other costs on actual basis with no deferral of project costs. The Group believes it can reasonably estimate the service hours expected to be incurred on each project and there is no retention provisions based on the Group’s historic experience. To date, the Group has not incurred a material loss on any contracts. However, as a policy, provisions for estimated losses on such engagements will be made during the period in which a loss becomes probable and can be reasonably estimated. Service fee received in excess of revenues recognized are recorded as deferred revenues.

Net revenues recognized for fixed-price basis contracts totaled $172,695, $235,877 and $277,118 for the years ended December 31, 2011, 2012 and 2013, respectively.

Volume basis contracts

For volume basis contracts, the Group recognizes service revenues based on the volume of the transactions processed for the clients and a pre-agreed unit price for each type of process. Net revenues recognized for volume basis contracts totaled $3,461, $2,793 and $6,193 for the years ended December 31, 2011, 2012 and 2013, respectively.

Business tax and value added taxes

Before VAT pilot program, the Group’s PRC subsidiaries were subject to business tax at rate of 5% and related surcharges of total revenues for certain type of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

In November 2011, the Ministry of Finance and the State Administration of Taxation jointly issued circulars No. 110 and No. 111 regarding the pilot collection of VAT in lieu of business tax in certain industries in Shanghai. In July 2012, China’s State Council that the VAT reform pilot program in Shanghai will be expanded to eight provinces/cities. The Ministry of Finance and the State Administration of Taxation jointly issued a circular No. 71 in July 2012 that formally sets out the timetable for, and scope of, the expanded program. Such VAT pilot program was phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. In August 2013, this tax pilot program has been extended to the remaining areas within China. As a result, from August 1, 2013 the Company’s PRC subsidiaries are subject to VAT at the rate of 6% on certain service revenues which were previously subject to business tax.

Value added taxes rebate revenues

The Group receives value added taxes (“VAT”) rebates from tax authority as an incentive to encourage certain high-tech industries. The Group pays the relevant VAT and properly files the rebate application to tax authority and VAT rebates are recorded as revenue when the related rebates become receivable. The Group recorded $77, $16 and $198 of VAT rebate in revenue for the years ended December 31, 2011, 2012 and 2013, respectively. The VAT rebate revenues are classified into the relevant revenue categories.

Government subsidies

Government subsidies include amounts granted by local government authorities to encourage the employment of new college graduates and other purposes. Government subsidies are recorded as receivables when the approval is obtained from the local government authorities and the Group has the right to receive the subsidies, when historically the expenses that the subsidies intended to compensate normally have incurred by the Company. Subsidies to encourage employment of new college graduates are recognized in the statement of operations as deductions to the cost of revenues and related expenses, primarily costs of revenues. Subsidies for other purposes are recognized as other operating income because the subsidies are not intended to compensate for specific expenditure. For the years ended December 31, 2011, 2012 and 2013, the Group recognized government subsidies as a reduction to costs of revenues of $9,277, $13,845 and $11,019, respectively, as a reduction to operating expenses of $3,054, $3,192 and $1,594, respectively, and as other operating income of $1,840, $1,110 and $1,175, respectively.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs

Advertising costs are expensed as incurred and such expenses were minimal for the periods presented. Advertising costs have been included as part of selling and marketing expenses.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC, Japan, Hong Kong, Taiwan, Korea, Canada, Germany and the United States are maintained in their local currencies, the Renminbi (“RMB”), Japanese Yen (“Yen”), Hong Kong Dollars (“HK$”), Taiwan Dollars (“NT$”), Korea Won (“WON”), Canadian Dollars (“CAD”), Euro (“EUR”) and U.S. Dollars (“US$”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the prevailing rates of exchange on the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB, Yen, HK$, NT$, WON, CAD and EUR translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency, based on the exchange rates quoted by the Federal Reserve Bank of New York. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of the other comprehensive income.

Comprehensive income

Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources and is presented in the Consolidated Statements of Comprehensive Income. Accumulated other comprehensive income (net of tax) at fiscal 2012 and 2013 year-ends are substantially comprised of accumulated foreign currency translation adjustments.

Share-based compensation

The Group grants share options to its employees for retention and incentive purposes. The value of the share options is measured based on the fair value on the grant date. The Group recognizes compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period, which is generally the vesting period of the award in accordance with the graded vesting schedule. The amount of compensation expenses recognized for any period is not less than the portion of the fair value of the options vested during that period. The estimate of forfeiture rate is adjusted over the requisite service period to the extent that actual forfeiture rate differs, or are expected to differ, from such estimates. Changes in estimated forfeiture rate are recognized through a cumulative true-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Shares awards issued to non-employees, such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed, and are recognized over the period the service is provided in accordance with the graded vesting schedule.

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The Group’s nonvested shares were participating securities, as certain nonvested shares were entitled to dividend right before vesting. Accordingly, the Group used the two-class method whereby undistributed net income was allocated on a pro rata basis to the ordinary, and certain nonvested shares to the extent that each class might share income for the period, whereas the undistributed net loss was allocated to ordinary shares and certain nonvested shares.

In periods where losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

Significant risks and uncertainties

Foreign currency risk

RMB is not freely convertible into other currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign currency. The exchange rate adopted for the foreign exchange transactions are the rates of exchange quoted by the Federal Reserve Bank of New York that are determined largely by supply and demand. The Group’s cash balances in RMB as of December 31, 2011, 2012 and 2013 were RMB473, 192,669, RMB531,962,381 and RMB478,731,600 respectively.

During the periods, the Group incurred foreign currency risk mainly on sales denominated in US$, and Japanese Yen. The Group did not enter into any foreign exchange forward contracts to hedge against exchange rate fluctuations.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, and accounts receivable.

The Group places the majority of its cash and cash equivalents and restricted cash with financial institutions located in the PRC and the United States of America. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers.

The Group has relatively high concentration of revenues with certain clients. Client accounting for 10% or more of total net revenues is as follows:

	For the year ended December 31,
	2011		2012		2013
	Amount	%	Amount	%	Amount	%

Client A	$65,406	23	$98,774	26	$130,009	29

Client accounting for 10% or more of accounts receivable is as follows:

	As of December 31,
	2012		2013
	Amount	%	Amount	%

Client A	$59,734	30	$67,419	27

Recent accounting pronouncements

There are no accounting standards that have been issued but not yet adopted that we believe will have a material impact on our consolidated financial position or results of operations.